Income Tax	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income tax

14. Income tax

Income tax expense is as follows:

	For the year ended December 31,
	2023	2022	2021
	(EUR thousand)
Current income tax:
Current Taxes	62,610	57,400	35,093
Prior Years Taxes	(1,932)	215	(6,544)
Deferred tax:
Deferred Taxes	(16,815)	(12,990)	2,855
Income tax expense reported in the statement of profit or loss	43,863	44,625	31,404

	For the year ended December 31,
	2023	2022	2021
	(EUR thousand)
Deferred tax related to items recognized in OCI during in the year:
Gains/(losses) from remeasurement of employee of defined benefit plans and of agent termination plans	15	(236)	26
Change in the fair value of hedging instruments	932	(2,043)	(653)
Deferred tax charged to OCI	947	(2,279)	(627)

The table below provides a reconciliation between actual income tax expense and the theoretical income tax expense, calculated on the basis of the applicable corporate tax rate in effect in Italy.

	For the year ended December 31,
	2023	2022	2021
	(EUR thousand)
Accounting profit before income tax	189,553	187,641	165,673
Statutory income tax rate of 27.9%	52,885	52,202	46,223
Prior years taxes	(1,932)	215	(6,544)
DTA not recognized on tax losses carry-forward	1,854	750	(1,947)
DTA on temporary/tax losses non recognized	(2,810)	—	—
Taxes effect on unremitted earnings	827	1,488	400
Tax grants/not taxable items	(5,097)	(8,477)	(1,157)
Tax exemption on gain from the sale of an associate	—	—	(3,378)
Different foreign tax rate effect	(2,244)	(1,553)	(2,193)
DTA/DTL effect previous years	380	—	—
At the effective income tax rate of 23.1% (23.8% in 2022, 19.0% in 2021)	43,863	44,625	31,404
Income tax expense reported in the statement of profit or loss	43,863	44,625	31,404

The Group's effective tax rate for the year ended December 31, 2023, decreased to 23.1% compared to 23.8% for the year ended December 31, 2022. Considering that the accounting profit before income tax is basically unchanged, the lower tax impact is due to a sum of several different effects, as explained in the table above.

The Group's effective tax rate for the year ended December 31, 2022, increased to 23.8% compared to 19.0% for the year ended December 31, 2021 mainly due to the fact that the previous year was positively affected by the tax credit deriving from the "Patent Box regime".

Unrecognized tax losses at December 31, 2023 and at December 31, 2022 amounted to EUR 8,377 thousand and to EUR 7,978 thousand respectively, for which deferred tax assets have not been recognized because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

The breakdown on the timing of tax losses carry-forwards is as follows:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
Timing of unrecognized tax losses carry-forwards
2023	—	336
2024	—	369
2025	—	331
2026	—	334
2027	—	3,860
2028	—	404
2029	—	129
Unlimited	8,377	2,215
Total unrecognized tax losses	8,377	7,978

The change in unrecognized tax losses is related to both the recognition of deferred tax assets and the use of tax losses expiring within 2029.

The analysis of deferred tax assets and deferred tax liabilities as at December 31, 2023 and 2022 is as follows:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
Intangible assets	(1,649)	(4,179)
Property, plant and equipment	30,150	19,746
Contract balances	(13,552)	(12,329)
Revaluations of investment properties to fair value	5,712	6,807
Expected credit losses	1,279	1,217
Derivatives	(708)	(1,640)
Leases	308	331
Long term incentives	12	51
Provisions	6,845	6,631
Accruals and other provisions	578	164
Tax losses carry forward	36,251	26,941
Unremitted earnings	(2,260)	(2,260)
Start up costs IPO SG spa	2,684	4,026
Share-based compensation plans	—	325
Other effects	977	2,427
Deferred tax assets, net	66,627	48,258
Reflected in the statement of financial position as follows:
Deferred tax assets	76,251	69,210
Deferred tax liabilities	(9,624)	(20,952)
Deferred tax assets, net	66,627	48,258

Deferred taxes are calculated based on the global allocation criteria, taking into account the cumulative amount of all the temporary differences, based on the average expected rates in force when these temporary differences reverse.

With reference to Deferred Tax Assets (DTA) on net operating tax loss (“NOL”) carryforwards, at December 31, 2023 the Group recognized DTA on NOL of EUR 36,251 thousand, attributable to various subsidiaries located in different jurisdictions (primarily Germany, U.S., Denmark and Brazil).

The Group believes that it is probable that sufficient future taxable profits will be generated to support the recognized deferred tax asset for tax losses carried forward in all jurisdictions. As part of its recoverability assessment the Group has taken into account (i) the most recent forecast approved by management and the Board of Directors, (ii) the likelihood that the factors that have contributed to past losses in some countries will not recur, (iii), the future reversal of existing taxable temporary differences, (iv) the legal right to carryforward and utilization without time limit (some restrictions on yearly use may occur).

The Group has applied the temporary exception issued by the IASB in May 2023 from the accounting requirements for deferred taxes in IAS 12.

Accordingly, the Group neither recognizes nor discloses information about deferred tax assets and liabilities related to Pillar Two income taxes. On December 28, 2023, the government of Italy, where the parent company is incorporated for tax purposes, enacted the Pillar Two income taxes legislation effective from January 1, 2024 (see Legislative Decree no. 209/2023, hereinafter “the Italian Pillar Two rules”). According to the Italian Pillar Two rules, Stevanato Holding S.r.l. qualifies as the ultimate parent entity (“UPE”) for Pillar Two purposes, as it consolidates Stevanato Group S.p.A. on a line-by-line basis. As a consequence, the Pillar Two perimeter would be identified with that of the consolidated financial statements of Stevanato Holding S.r.l., including all the entities which are consolidated on a line-by-line basis. As the UPE, Stevanato Holding S.r.l. will be in charge of the calculation of the jurisdictional effective tax rate according to the Pillar Two Rules. Stevanato Holding S.r.l. directly holds only the controlling participation in Stevanato Group S.p.A. at 78.03% stake. Due to the apportionment of the profit rights related to the treasury shares held by Stevanato Group S.p.A., according to Article no. 2357-ter of the Italian Civil Code, the profit rights held by Stevanato Holding S.r.l. equal to 86.87% based on the number of shares owned by Stevanato Holding S.r.l. over the total amount of the shares with rights to profits. As a consequence, Stevanato Group S.p.A. is a constituent entity for Pillar Two purposes.

Under the Italian Pillar Two rules, the UPE will be generally required to pay, in Italy, a top-up tax on profits of its subsidiaries that are taxed at an effective tax rate (determined in accordance with the Italian Pillar Two rules) of less than 15%. The Group has performed a preliminary assessment of the “Transitional Safe Harbours” for Pillar Two purposes ("TSH") on the basis of the OECD rules on “Safe Harbour and Penalty Relief” issued on December 20, 2022, which are intended as “qualifying international agreement on safe harbours” for the purposes of the EU Directive n. 2523/2022 (art. 32) and the Italian Pillar Two rules. This preliminary assessment is based on the 2022 Country by Country Reporting ("CbCR") of the Group and accounting data for fiscal year 2022. Based on fiscal year 2022 financial data, the main jurisdictions in which a potential exposure to top-up-tax may exist include China and Mexico, as no TSH test would be met. However, as the effective tax rate calculated for TSH purposes is close to 15%, no significant impact in terms of potential top up tax is expected. For the sake of completeness, we highlight that currently China and Mexico have not implemented yet a local Qualified Domestic Top up Tax within their domestic legislation. This preliminary assessment has been performed considering a number of technical positions based on the content of the TSH rules and other guidelines currently available. In this regard, considering the lack of specific interpretations and explanations by the OECD, the EU Directive, the Italian law, such technical positions shall be confirmed once the expected clarifications will be provided at OECD, EU and domestic level. Because this preliminary assessment serves only to provide general guidance, the actual impact that the Pillar Two legislation would have had on the Group’s results if it had been in effect for the year ending December 31, 2023 may have been significantly different. The Group is continuing to assess the impact of the Pillar Two income tax legislation on its future financial performance.

The reconciliation of net deferred tax assets is as follows:

	2023	2022
	(EUR thousand)
As of January 1	48,258	36,772
Tax expense during the period recognized in profit or loss	16,815	12,990
Tax income/(expense) during the period recognized in OCI	947	(2,279)
Other effect	607	775
As at December 31	66,627	48,258

The other effect movement includes foreign exchange differences and minor reclassification.